Acquisitions and other arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Acquisitions
Acquisitions and other arrangements

10.  Acquisitions and other arrangements

In 2010, the Company held a 33% interest in Medical Developers and on March 1, 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC (“MDLLC”) from Bernardo Dosoretz as well as interests in the subsidiaries of MDLLC from Alejandro Dosoretz and Bernardo Dosoretz, resulting in an ownership interest of approximately 91% in the underlying radiation oncology practices located in South America, Central America and the Caribbean. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A. from Bernardo Dosoretz, resulting in an ownership interest of 80%. The acquisition of the remaining interests expands the Company’s presence into a new regional division. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million, comprised of $47.5 million in cash, 25 common units of Parent immediately exchanged for 13,660 units of RT Investments’ non-voting preferred equity units and 258,955 units of RT Investments’ class A equity units totaling approximately $16.25 million, and issuance of a 9 7/8% note payable, due 2017 totaling approximately $16.05 million to the seller, an estimated contingent earn out payment totaling $2.3 million, and issuance of real estate located in Costa Rica totaling $0.6 million. The earn out payment is contingent upon certain acquired centers attaining earnings before interest, taxes, depreciation and amortization targets, is due 18 months subsequent to the transaction closing, and is payable through Company financing and issuance of equity units. The Company estimates the potential range of earn out payments to be, on an undiscounted basis, between $0 and $7.35 million, however the earn out payment is uncapped. The Company utilized the income and market approaches as well as the option pricing allocation methodology to value the equity units issued as consideration.

The allocation of the purchase price was as follows (in thousands):

Cash	$47,500
Seller financing note	16,047
Company’s issuance of equity	16,250
Contingent earn-out	2,340
Issuance of real estate	561
Total consideration transferred	82,698
Net identifiable assets acquired	15,527
Goodwill	$67,171

The following table summarizes the allocation of the aggregate purchase price of MDLLC, including assumed liabilities (in thousands):

Fair value of net assets acquired:
Cash and cash equivalents	$5,396
Accounts receivable, net	18,892
Prepaid expenses	268
Deferred tax assets	1,465
Other noncurrent assets	85
Property and equipment	8,479
Intangible assets	23,600
Accounts payable	(3,121)
Accrued expenses	(2,064)
Current portion of long-term debt	(422)
Income taxes payable	(3,048)
Other current liabilities	(580)
Long-term debt, less current portion	(686)
Deferred income taxes	(6,720)
Previously held equity interest	(16,150)
Other long-term liabilities	(2,117)
Noncontrolling interests - nonredeemable	(7,750)
Net identifiable assets acquired	$15,527

The Company recorded the acquisition at its fair value upon gaining a controlling interest in MDLLC at March 1, 2011. The Company’s previously held equity interest in the acquired entities as of the acquisition date totaled approximately $16.15 million. For purposes of valuing the previously held equity interest, the Company used the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC’s performance projections, MDLLC’s cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company recorded a gain on the previously held equity interest totaling approximately $0.2 million identified as gain on fair value adjustment of previously held equity investment in the accompanying condensed consolidated statements of comprehensive loss.

The Company acquired noncontrolling interests totaling approximately $7.75 million as of the acquisition date. The Company valued the noncontrolling interests using the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC’s performance projections, MDLLC’s cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability.  The Company acquired a number of hospital contract arrangements that have varying expiration dates through February 1, 2020. The weighted-average period prior to the next renewal period is 4.1 years as of December 31, 2011.

Net identifiable assets includes the following intangible assets:

Trade name (indefinite life)	$1,750
Non-compete agreement (5 year life)	2,000
Hospital contract arrangements (18.5 year life)	19,850
$23,600

The Company valued the trade name using the relief from royalty method, a derivation of the income approach that estimates the benefit of owning the trade name rather than paying royalties for the right to use a comparable asset. The Company considered a number of factors to value the trade name, including MDLLC’s performance projections, royalty rates, discount rates, strength of competition, and income tax rates.

The Company valued the non-compete agreement using the discounted cash flow method, a derivation of the income approach that evaluates the difference in the sum of MDLLC’s present value of cash flows of two scenarios: (1) with the non-compete in place and (2) without the non-compete in place. The Company considered various factors in determining the non-compete value including MDLLC’s performance projections, probability of competition, income tax rates, and discount rates.

The Company valued the hospital contract arrangements using the excess earnings method, which is a form of the income approach. This method includes projecting MDLLC’s revenues and expenses attributable to the existing hospital contract arrangements, and then subtracts the required return on MDLLC’s net tangible assets and any intangible assets used in the business in order to determine any residual excess earnings attributable to the hospital contract arrangements. The after tax excess earnings are then discounted to present value using an appropriate risk adjusted rate of return.

The weighted-average amortization period for the acquired amortizable intangible assets as of December 31, 2011 is approximately 18.1 years. Total amortization expense recognized for the acquired amortizable intangible assets totaled approximately $1.2 million for the year ended December 31, 2011.

Estimated future amortization expense for the acquired amortizable intangible assets as of December 31, 2011 is as follows (in thousands):

2012	$1,473
2013	1,473
2014	1,473
2015	1,473
2016	1,140
2017	1,073

The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill of $67.2 million, representing primarily the value of estimated cost savings and synergies expected from the transaction. The goodwill is not deductible for tax purposes and is included in the Company’s international geographic segment.

Cash at March 31, 2012 and December 31, 2011 held by the Company’s foreign subsidiaries was $4.9 million and $5.2 million, respectively.  The Company considers these cash amounts to be permanently invested in the Company’s foreign subsidiaries and therefore does not anticipate repatriating any excess cash flows to the U.S.  The Company anticipates it can adequately fund its domestic operations from cash flows generated solely from the U.S. business. The Company believes that the magnitude of its growth opportunities outside of the U.S. will cause the Company to continuously reinvest foreign earnings. The Company does not require access to the earnings and cash flow of its international subsidiaries to fund its U.S. operations.

On August 29, 2011, the Company acquired the assets of a radiation treatment center and other physician practices located in Redding, California, for approximately $9.6 million. The acquisition of the Redding facility further expands the Company’s presence into the Northern California market.  The allocation of the purchase price is to tangible assets of $3.3 million, intangible assets including $0.3 million trade name and non-compete agreements of $0.3 million, amortized over 5 years, and goodwill of $5.7 million, which is deductible for tax purposes.

In September 2011, the Company entered into a professional services agreement with a hospital district in Broward County, Florida to provide professional services at two radiation oncology sites within the hospital district.  In March 2012, the Company entered into a license agreement with the North Broward Hospital District to license the space and equipment and assume responsibility for the operation of the two radiation therapy departments at Broward General Medical Center and North Broward Medical Center, as part of the Company’s value added services offering.  The license agreement runs for an initial term of ten years, with three separate five year renewal options.  The Company recorded approximately $4.3 million in capital lease obligations relating the portion of the license agreement for the use of the equipment.

On November 4, 2011, the Company purchased an 80% interest in an operating entity, which operates 1 radiation treatment center in Argentina; an 80% interest in another operating entity, which operates 3 radiation treatment centers in Argentina; and a 96% interest in an operating entity, which operates 1 radiation treatment center in Argentina. The combined purchase price of the ownership interests totals approximately $7.4 million, comprised of $2.1 million in cash, seller financing totaling approximately $4.0 million payable over 24 monthly installments, commencing January 2012, and a purchase option totaling approximately $1.3 million. The acquisition of these operating treatment centers expands the Company’s presence in its international markets. The allocation of the purchase price is to tangible assets of $3.7 million (including cash of $0.6 million), intangible assets including $0.2 million trade name and non-compete agreements of $0.2 million, amortized over 5 years, goodwill of $8.1 million, which is deductible for U.S. tax purposes but non-deductible for foreign tax purposes, liabilities of $3.4 million, and noncontrolling interests redeemable of $1.4 million.

On December 22, 2011, the Company acquired the interest in an operating entity which operates two radiation treatment centers located in North Carolina, for approximately $6.3 million. The acquisition of the two radiation treatment centers further expands the Company’s presence into the eastern North Carolina market.  The allocation of the purchase price is to tangible assets of $0.8 million, goodwill of $6.0 million, which is deductible for tax purposes, other current liabilities of approximately $0.1 million and an earn-out provision of approximately $0.4 million contingent upon maintaining a certain level of patient volume.

During 2011, the Company acquired the assets of several physician practices in Florida and the non-professional practice assets of several North Carolina physician practices for approximately $0.4 million. The physician practices provide synergistic clinical services and an integrated cancer care service to its patients in the respective markets in which the Company provides radiation therapy treatment services.  The allocation of the purchase price is to tangible assets of $0.4 million.

On February 6, 2012, the Company acquired the assets of a radiation oncology practice and a urology group located in Asheville, North Carolina for approximately $0.9 million.  The acquisition of the radiation oncology practice and the urology group, further expands the Company’s presence in the Western North Carolina market and builds on the Company’s integrated cancer care model. The allocation of the purchase price is to tangible assets of $0.8 million, and goodwill of $0.1 million, which is all deductible for tax purposes.

In March 2012, the Company entered into a license agreement with the North Broward Hospital District to license the space and equipment and assume responsibility for the operation of the two radiation therapy departments at Broward General Medical Center and North Broward Medical Center, as part of the Company’s value added services offering.  The license agreement runs for an initial term of ten years, with three separate five year renewal options.  The Company recorded approximately $4.3 million in capital lease obligations relating the portion of the license agreement for the use of the equipment.

On March 30, 2012, the Company acquired the assets of a radiation oncology practice for $26.0 million and two urology groups located in Sarasota/Manatee counties in Southwest Florida for approximately $1.6 million, for a total purchase price of approximately $27.6 million, comprised of $21.9 million in cash and assumed capital lease obligation of approximately $5.7 million.  The acquisition of the radiation oncology practice and the two urology groups, further expands the Company’s presence in the Sarasota/Manatee counties and builds on the Company’s integrated cancer care model. The allocation of the purchase price, which is preliminary pending final valuation of the intangible assets, is to tangible assets of $8.0 million, intangible assets including non-compete agreements of $6.4 million amortized over 5 years, goodwill of $13.2 million, which is all deductible for tax purposes, and assumed capital lease obligations of approximately $5.7 million. The preliminary purchase price allocation is subject to revision as the Company obtains additional information, including the finalization of the non-compete agreements.

Estimated future amortization expense for the acquired preliminary amortizable intangible assets is as follows (in thousands):

2012	$960
2013	1,280
2014	1,280
2015	1,280
2016	1,280
2017	320

During 2012, the Company acquired the assets of several physician practices in Florida for approximately $0.4 million. The physician practices provide synergistic clinical services and an integrated cancer care service to its patients in the respective markets in which the Company provides radiation therapy treatment services.  The allocation of the purchase price is to tangible assets of $0.4 million.

During the three months ended March 31, 2011 the Company recorded $5.2 million of net patient service revenue and reported net income of $0.0 million in connection with the MDLLC and Clinica de Radioterapia Cancer Center, P.A. acquisitions.

The following unaudited pro forma financial information is presented as if the purchase of the additional interests in MDLLC and Clinica de Radioterapia La Asuncion S.A. and the purchase of the Sarasota/Manatee practices had occurred at the beginning of each period presented. The pro forma financial information is not necessarily indicative of what the Company’s results of operations actually would have been had the Company completed the acquisition at the dates indicated. In addition, the unaudited pro forma financial information does not purport to project the future operating results of the combined company:

	Three months ended
	March 31,
(in thousands):	2012	2011

Pro forma total revenues	$183,341	$172,614

Pro forma net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(9,045)	(3,152)

The operations of the foregoing acquisitions have been included in the accompanying condensed consolidated statements of comprehensive loss from the respective dates of each acquisition.

(6) Acquisitions

        In January 2009, the Company purchased from family members of a related party (i) a 33% interest in a joint venture that held a majority equity interest in and managed 26 radiation therapy treatment centers in South America, Central America and the Caribbean and (ii) a 19% interest in a joint venture, which operates a treatment center in Guatemala, for approximately $10.4 million, subject to final determination of the purchase price based on a multiple of historical earnings before interest, taxes, and depreciation and amortization. In January 2010, the Company finalized the amount due for its 33% interest in the joint venture and paid an additional $1.9 million. The transaction had been accounted for under the equity method.

        During 2009, the Company acquired the assets of several urology practices in Florida for approximately $0.2 million. The urology practices provide synergistic clinical services to our patients. The allocation of the purchase price is to tangible assets of $0.2 million.

        In March 2010, the Company contributed approximately $3.0 million in tangible assets for a 77.3% interest in a joint venture with a group of physicians to open a radiation treatment center in El Segundo, California. The radiation treatment center expands the Company's presence in the California market.

        In April 2010, the Company entered into definitive agreements to acquire all the outstanding stock of Carolina Regional Cancer Center, P.A. for the acquisition of a radiation treatment center in Myrtle Beach, South Carolina that held three certificate of need licenses, and Atlantic Urology Clinics, LLC, Adult & Pediatric Urology Center of the Carolina, P.A., Coastal Urology Center, P.A. and Grand Strand Urology, LLP with respect to the acquisition of the assets of these Myrtle Beach-based physician practices. On May 3, 2010, the Company consummated these acquisitions for a combined purchase price of approximately $34.5 million in cash. The acquisition of the Myrtle Beach facility expands the Company's presence into a new local market within an existing regional division. The allocation of the purchase price was to tangible assets, primarily consisting of medical equipment of $4.8 million and assumed liabilities of approximately $0.3 million. The excess of the purchase price over the fair value of the assets acquired was allocated to goodwill of $30.0 million, which is deductible for tax purposes, representing primarily the value of synergies expected from the transaction.

        During the year ended December 31, 2010 the Company recorded $12.4 million of net patient service revenue and reported net income of $1.9 million in connection with the Carolina Regional Cancer Center, P.A. acquisition.

        In December 2010, the Company acquired the assets of a radiation treatment center located in Princeton, West Virginia for approximately $8.0 million. The center purchased in West Virginia further expands the Company's presence into the West Virginia market, which is a certificate of need state. The allocation of the purchase price is to tangible assets, primarily consisting of medical equipment of $0.2 million. The excess of the purchase price over the fair value of the assets acquired was allocated to goodwill of $7.8 million.

        During 2010, the Company acquired the assets of several physician practices in Florida and Arizona for approximately $0.9 million. The physician practices provide synergistic clinical services to our patients in the respective markets in which we treat. The allocation of the purchase price was to tangible assets of $0.9 million.

        In 2010, the Company held a 33% interest in Medical Developers and on March 1, 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC ("MDLLC") from Bernardo Dosoretz as well as interests in the subsidiaries of MDLLC from Alejandro Dosoretz and Bernardo Dosoretz, resulting in an ownership interest of approximately 91% in the underlying radiation oncology practices located in South America, Central America and the Caribbean. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A. from Bernardo Dosoretz, resulting in an ownership interest of 80%. The acquisition of the remaining interests expands the Company's presence into a new regional division. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million, comprised of $47.5 million in cash, 25 common units of Parent immediately exchanged for 13,660 units of RT Investments' non-voting preferred equity units and 258,955 units of RT Investments' class A equity units totaling approximately $16.25 million, and issuance of a 9 7/8% note payable, due 2017 totaling approximately $16.05 million to the seller, an estimated contingent earn out payment totaling $2.3 million, and issuance of real estate located in Costa Rica totaling $0.6 million. The earn out payment is contingent upon certain acquired centers attaining earnings before interest, taxes, depreciation and amortization targets, is due 18 months subsequent to the transaction closing, and is payable through Company financing and issuance of equity units. The Company estimates the potential range of earn out payments to be, on an undiscounted basis, between $0 and $7.35 million, however the earn out payment is uncapped. The Company utilized the income and market approaches as well as the option pricing allocation methodology to value the equity units issued as consideration.

        The allocation of the purchase price was as follows (in thousands):

Cash	$47,500
Seller financing note	16,047
Company's issuance of equity	16,250
Contingent earn-out	2,340
Issuance of real estate	561

Total consideration transferred	82,698
Net identifiable assets acquired	15,527

Goodwill	$67,171

        The following table summarizes the allocation of the aggregate purchase price of MDLLC, including assumed liabilities (in thousands):

Fair value of net assets acquired:
Cash and cash equivalents	$5,396
Accounts receivable, net	18,892
Prepaid expenses	268
Deferred tax assets	1,465
Other noncurrent assets	85
Property and equipment	8,479
Intangible assets	23,600
Accounts payable	(3,121)
Accrued expenses	(2,064)
Current portion of long-term debt	(422)
Income taxes payable	(3,048)
Other current liabilities	(580)
Long-term debt, less current portion	(686)
Deferred income taxes	(6,720)
Previously held equity interest	(16,150)
Other long-term liabilities	(2,117)
Noncontrolling interests—nonredeemable	(7,750)

Net identifiable assets acquired	$15,527

        The Company recorded the acquisition at its fair value upon gaining a controlling interest in MDLLC at March 1, 2011. The Company's previously held equity interest in the acquired entities as of the acquisition date totaled approximately $16.15 million. For purposes of valuing the previously held equity interest, the Company used the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC's performance projections, MDLLC's cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company recorded a gain on the previously held equity interest totaling approximately $0.2 million identified as gain on fair value adjustment of previously held equity investment in the accompanying condensed consolidated statements of comprehensive loss.

        The Company acquired noncontrolling interests totaling approximately $7.75 million as of the acquisition date. The Company valued the noncontrolling interests using the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC's performance projections, MDLLC's cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company acquired a number of hospital contract arrangements that have varying expiration dates through February 1, 2020. The weighted-average period prior to the next renewal period is 4.1 years as of December 31, 2011.

        Net identifiable assets includes the following preliminary intangible assets:

Trade name (indefinite life)	$1,750
Non-compete agreement (5 year life)	2,000
Hospital contract arrangements (18.5 year life)	19,850

$23,600

        The Company valued the trade name using the relief from royalty method, a derivation of the income approach that estimates the benefit of owning the trade name rather than paying royalties for the right to use a comparable asset. The Company considered a number of factors to value the trade name, including MDLLC's performance projections, royalty rates, discount rates, strength of competition, and income tax rates.

        The Company valued the non-compete agreement using the discounted cash flow method, a derivation of the income approach that evaluates the difference in the sum of MDLLC's present value of cash flows of two scenarios: (1) with the non-compete in place and (2) without the non-compete in place. The Company considered various factors in determining the non-compete value including MDLLC's performance projections, probability of competition, income tax rates, and discount rates.

        The Company valued the hospital contract arrangements using the excess earnings method, which is a form of the income approach. This method includes projecting MDLLC's revenues and expenses attributable to the existing hospital contract arrangements, and then subtracts the required return on MDLLC's net tangible assets and any intangible assets used in the business in order to determine any residual excess earnings attributable to the hospital contract arrangements. The after tax excess earnings are then discounted to present value using an appropriate risk adjusted rate of return.

        The weighted-average amortization period for the acquired amortizable intangible assets as of December 31, 2011 is approximately 18.1 years. Total amortization expense recognized for the acquired amortizable intangible assets totaled approximately $1.2 million for the year ended December 31, 2011.

        Estimated future amortization expense for the acquired amortizable intangible assets is as follows (in thousands):

2012	$1,473
2013	1,473
2014	1,473
2015	1,473
2016	1,140
2017	1,073

        The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill of $67.9 million, representing primarily the value of estimated cost savings and synergies expected from the transaction. The goodwill is not deductible for tax purposes and is included in the Company's international geographic segment.

        During the year ended December 31, 2011, the Company recorded $59.0 million of net patient service revenue and reported net income of $2.2 million in connection with the MDLLC and Clinica de Radioterapia Cancer Center, P.A. acquisitions.

        The following pro forma financial information is presented as if the purchase of the additional interests in MDLLC and Clinica de Radioterapia La Asuncion S.A. had occurred as of January 1, 2010. The pro forma financial information is not necessarily indicative of what the Company's results of operations actually would have been had the Company completed the acquisition at the dates indicated. In addition, the unaudited pro forma financial information does not purport to project the future operating results of the combined company:

	Years ended December 31,
(in thousands):	2011	2010
Pro forma total revenues	$654,898	$599,058
Pro forma net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(352,588)	(110,854)

        As of December 31, 2011, Medical Developers LLC had approximately 590 employees, 298 of whom are covered by a collective bargaining agreement with the Health Care Providers union corresponding to the agreement N° 108/75. The agreement does not have a fixed term, although payment increase is negotiated every year by the labor union.

        Cash at December 31, 2011 held by the Company's foreign subsidiaries was $5.2 million. The Company considers these cash amounts to be permanently invested in the Company's foreign subsidiaries and therefore does not anticipate repatriating any excess cash flows to the U.S. The Company anticipates it can adequately fund its domestic operations from cash flows generated solely from the U.S. business. Of the $5.2 million of cash held by the Company's foreign subsidiaries at December 31, 2011, $0.4 million is held in U.S. Dollars, $0.1 million of which is held at banks in the United States, with the remaining held in foreign currencies in foreign banks. The Company believes that the magnitude of its growth opportunities outside of the U.S. will cause the Company to continuously reinvest foreign earnings. The Company does not require access to the earnings and cash flow of its international subsidiaries to fund its U.S. operations.

        On August 29, 2011, the Company acquired the assets of a radiation treatment center and other physician practices located in Redding, California, for approximately $9.6 million. The acquisition of the Redding facility further expands the Company's presence into the Northern California market. The allocation of the purchase price is to tangible assets of $3.3 million, intangible assets including $0.3 million trade name and non-compete agreements of $0.3 million, amortized over 5 years, and goodwill of $5.7 million, which is deductible for tax purposes.

        In September 2011, the Company entered into a professional services agreement with a hospital district in Broward County, Florida to provide professional services at two radiation oncology sites within the hospital district.

        On November 4, 2011, the Company purchased an 80% interest in an operating entity, which operates 1 radiation treatment center in Argentina; an 80% interest in another operating entity, which operates 3 radiation treatment centers in Argentina; and a 96% interest in an operating entity, which operates 1 radiation treatment center in Argentina. The combined purchase price of the ownership interests totals approximately $7.4 million, comprised of $2.1 million in cash, seller financing totaling approximately $4.0 million payable over 24 monthly installments, commencing January 2012, and a purchase option totaling approximately $1.3 million. The acquisition of these operating treatment centers expands the Company's presence in its international markets. The allocation of the purchase price is to tangible assets of $3.7 million (including cash of $0.6 million), intangible assets including $0.2 million trade name and non-compete agreements of $0.2 million, amortized over 5 years, goodwill of $8.1 million, which is deductible for U.S. tax purposes but non-deductible for foreign tax purposes, liabilities of $3.4 million, and noncontrolling interests redeemable of $1.4 million.

        On December 22, 2011, the Company acquired the interest in an operating entity which operates two radiation treatment centers located in North Carolina, for approximately $6.3 million. The acquisition of the two radiation treatment centers further expands the Company's presence into the eastern North Carolina market. The allocation of the purchase price is to tangible assets of $0.8 million, goodwill of $6.0 million, which is deductible for tax purposes, other current liabilities of approximately $0.1 million and an earn-out provision of approximately $0.4 million contingent upon maintaining a certain level of patient volume.

        During 2011, the Company acquired the assets of several physician practices in Florida and the non-professional practice assets of several North Carolina physician practices for approximately $0.4 million. The physician practices provide synergistic clinical services to our patients in the respective markets in which we treat. The allocation of the purchase price is to tangible assets of $0.4 million.

        The operations of the foregoing acquisitions have been included in the accompanying consolidated statements of operations and comprehensive loss from the respective dates of each acquisition.

Allocation of Purchase Price

        The purchase prices of these transactions were allocated to the assets acquired and liabilities assumed based upon their respective fair values. The purchase price allocations for certain recent transactions are subject to revision as the Company obtains additional information. The operations of the foregoing acquisitions have been included in the accompanying consolidated statements of comprehensive loss from the respective dates of acquisition. The following table summarizes the allocations of the aggregate purchase price of the acquisitions, including assumed liabilities.

	Years Ended December 31,
(in thousands):	2011	2010	2009
Fair value of net assets acquired, excluding cash:
Accounts receivable, net	$20,306	$—	$—
Inventories	39	65	—
Other current assets	423	614	—
Deferred tax assets	1,925	—	—
Other noncurrent assets	159	18	—
Property and equipment	13,980	5,086	199
Intangible assets	24,580	—	—
Goodwill	86,977	37,923	2,250
Current liabilities	(11,356)	(318)	—
Long-term debt	(686)	—	—
Deferred tax liabilities	(6,720)	—	—
Other noncurrent liabilities	(6,250)	—	—
Previously held equity investment	(16,150)	—	—
Noncontrolling interest	(9,114)	—	—

	$98,113	$43,388	$2,449